Fees Summary	Aug. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 499,915,000.00
Previously Paid Amount	0.00
Total Fee Amount	76,536.99
Total Offset Amount	0.00
Net Fee	76,536.99
Narrative - Max Aggregate Offering Price	$ 499,915,000.00
Final Prospectus	true